Leases - Disclosure Of Quantitative Information About Right Of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 973,547
Depreciation charge	(608,889)	¥ (604,018)	¥ (509,026)
Closing net book amount	804,990	973,547
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	973,547	914,960	740,240
Additions	501,663	697,403	683,746
Early termination	(61,331)	(34,798)
Depreciation charge	(608,889)	(604,018)	(509,026)
Closing net book amount	804,990	973,547	914,960
Cost [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,810,222	1,731,022
Closing net book amount		1,810,222	1,731,022
Accumulated depreciation | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ (1,005,232)	(757,475)
Closing net book amount		¥ (1,005,232)	¥ (757,475)